Consolidated Statements of Cash Flows - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Cash flows from operating activities:
Net (loss) income	$ (101,682)	$ 261,607	$ (5,107,051)	$ 2,729,602
Change in operating assets and liabilities:
Accounts payable and accrued expenses	(116,017)	(1,850,511)	(1,592,531)	1,571,909
Net cash used in operating activities	(341,803)	(1,989,167)	(2,284,359)	5,542,225
Cash flows from investing activities:
Net cash (used in) provided by investing activities	(2,953)	32,319,726	44,282,258	193,473,127
Cash flows from financing activities:
Promissory note - related party	204,128		439,004
Net cash provided by (used in) financing activities	204,128	(31,978,944)	(43,674,478)	(196,894,657)
Cash - Beginning of period	494,974	2,171,553	2,171,553	50,858
Cash - End of period	354,346	523,168	494,974	2,171,553	$ 50,858
Angel Studios, Inc. CIK: 0001671941
Cash flows from operating activities:
Net (loss) income	(37,443,118)	(14,864,283)	(89,967,595)	9,012,124	(13,710,708)
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	224,316	269,832	1,004,823	916,945	665,920
Amortization of operating lease assets	171,518	177,738	678,806	666,653	453,996
Stock-based compensation expense	2,632,836	1,012,365	3,641,940	1,031,656	1,503,969
Net loss (gain) on digital assets	3,299,105		(1,683,946)	4,000	5,065,413
Impairment of investment in affiliates			1,000,000
Investments in affiliates gain	(40,698)	(24,843)	(67,608)	(9,364)	(67,608)
Non-cash interest expense				305,271
Bad debt expense			204,151	2,392,342
Change in deferred income taxes		(4,403,068)	4,000,319	37,611	(434,946)
Change in operating assets and liabilities:
Accounts receivable	3,098,255	8,597,415	7,702,451	(19,343,719)	3,251,012
Physical media inventory	102,340	(16,214)	1,132,043	(2,343,001)	1,369,233
Prepaid expenses and other current assets	(4,230,773)	(1,375,480)	(4,829,440)	(2,696,030)	2,056,587
Certificate of deposit				154,187	(1,914)
Licensing receivables	1,851,361	(7,789,316)	(1,729,500)	(19,130,765)
Content	(259,305)	(226,972)	(519,143)	(313,855)	(504,609)
Other long-term assets		(15,000)	(515,000)	(4,000,319)
Accounts payable and accrued expenses	2,435,478	755,953	13,455,520	4,751,709	(12,931,847)
Accrued licensing royalties	2,286,956	(4,752,593)	(11,353,995)	31,847,030	3,094,538
Operating lease liabilities	(162,237)	(173,567)	(636,288)	(657,296)	(423,806)
Deferred revenue	13,840,858	4,554,331	18,251,160	3,287,013	(1,048,481)
Net cash used in operating activities	(12,193,108)	(18,273,702)	(60,231,302)	5,912,192	(11,663,251)
Cash flows from investing activities:
Purchases of property and equipment	(51,977)	(146,886)	(303,793)	(572,463)	(1,135,362)
Issuance of notes receivable	(837,309)	(1,228,307)	(1,865,603)	(3,366,462)	(3,392,877)
Collections of notes receivable	87,933	1,239,853	2,092,564	5,090,166	2,779,320
Purchase of digital assets		(44,992)	(624,644)	(118,965)
Sale of digital assets	99,118		2,287,978
Investments in affiliates	(110,999)	15,034	(5,495,376)	(1,720,390)	(1,747,980)
Net cash (used in) provided by investing activities	(813,234)	(165,298)	(3,908,874)	(688,114)	(3,496,899)
Cash flows from financing activities:
Repayment of notes payable	(9,691,628)	(4,383,501)	(18,626,081)	(26,981,122)	(208,373)
Promissory note - related party	22,904,952	10,708,437	23,750,000	28,911,394	2,000,000
Repayment of accrued settlement costs	(67,486)	(61,139)
Exercise of stock options	80,516	71,695	619,237	235,726	258,855
Cash capital contribution from Sponsor	14,796,704		32,818,130	7,500,001	0
Investments in minority owned entities	228,594		8,800,000
Fees related to issuance of common stock and minority interest			(502,000)
Repurchase of common stock	(65,029)	(51,332)	(706,645)	(107,073)	(427,217)
Debt financing fees	(207,076)			(305,271)
Net cash provided by (used in) financing activities	19,979,547	6,284,160	46,152,641	9,253,655	1,623,265
Effect of changes in foreign currency exchange rates on cash and cash equivalents		(1,825)	(2,064)	2,064
Net increase (decrease) in cash and cash equivalents	6,973,205	(12,156,665)	(17,989,599)	14,479,797	(13,536,885)
Cash - Beginning of period	7,211,826	25,201,425	25,201,425	10,721,628	24,258,513
Cash - End of period	14,185,031	13,044,760	7,211,826	25,201,425	10,721,628
Supplemental disclosure of cash flow information:
Cash paid for interest	$ 1,573,293	574,332	2,371,370	3,586,937	498,769
Cash paid for income taxes			1,375,433	$ 22,208	(2,078,744)
Supplemental schedule of noncash financing activities:
Investment of bitcoin for issuance of common stock			9,474,985
Operating lease right-of-use assets and liabilities		3,479,630	$ 2,137,262		$ 2,406,886
Operating lease obligations incurred to obtain operating lease assets		$ 1,868,367